Intangible Assets (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
- Amortization of Intangible Assets	$ 13,187,006	$ 6,622,238	$ 5,058,204